Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Unrecognized tax benefits at start of year	$ 28,166	$ 23,201	$ 5,780
Increase related to acquired tax positions	0	778	14,552
Increase related to prior year tax positions	1,151	1,482	565
Decrease related to prior year tax positions	(2,483)	(315)	(183)
Increase related to current year tax positions	1,104	3,063	3,709
Settlements	(837)		(2)
Lapse of statute of limitations	(481)	(43)	(1,220)
Unrecognized tax benefits at end of year	$ 26,620	$ 28,166	$ 23,201